Interest in Other Entities (Details) - Schedule of balance of non-controlling interest - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Interest in Other Entities (Details) - Schedule of balance of non-controlling interest [Line Items]
Balance of Non-controlling interest	$ 8,047	$ 2,243
Gix [Member]
Interest in Other Entities (Details) - Schedule of balance of non-controlling interest [Line Items]
Balance of Non-controlling interest	6,439
Eventer [Member]
Interest in Other Entities (Details) - Schedule of balance of non-controlling interest [Line Items]
Balance of Non-controlling interest	808	1,136
Jeffs’ Brands [Member]
Interest in Other Entities (Details) - Schedule of balance of non-controlling interest [Line Items]
Balance of Non-controlling interest	650	965
Charging Robotics [Member]
Interest in Other Entities (Details) - Schedule of balance of non-controlling interest [Line Items]
Balance of Non-controlling interest	91	91
Gerd IP [Member]
Interest in Other Entities (Details) - Schedule of balance of non-controlling interest [Line Items]
Balance of Non-controlling interest	$ 59	$ 51